Debt - Schedule of Maturities of Long-Term Debt (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Debt Disclosure [Abstract]
2020	$ 10,470
2021	7,269
2022	9,162
2023	5,591
2024	4,212
Thereafter	$ 74,161